Lease Incentives - Additional Information (Details) - Ottawa Office	12 Months Ended
Dec. 31, 2017
Operating Leased Assets [Line Items]
Operating lease term (in years, months)	12 years 10 months
Operating lease renewal term (in years)	5 years